Geographical Information	12 Months Ended
Dec. 31, 2018
Geographical Information
13.	GEOGRAPHICAL INFORMATION

The following tables set forth revenues and property and equipment, net by geographic area:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Revenues:
PRC	1,817,874	1,639,248	1,971,113	286,687
Non-PRC(i)	2,746,776	3,335,509	3,010,592	437,872
United States	977,257	2,071,646	1,731,490	251,835
Ireland(ii)	911,154	553,028	309,215	44,973
Rest of the world(iii)	858,365	710,835	969,887	141,064

	As of December 31,
	2017	2018
	RMB	RMB	US$
Property and equipment, net:
PRC	83,628	59,745	8,690
Non-PRC	5,509	4,174	607

(i)

Non-PRC revenue refers to revenues generated by the Group’s operating legal entities incorporated outside China. Such revenues are primarily attributable to customers located outside China based on customers’ registered addresses.

(ii)

Revenues from Ireland were primarily derived from online advertising service from Facebook, which is incorporated in Ireland but operates primarily in the United States, representing 6% of the Group’s total revenue for the year ended December 31, 2018.

(iii)	No individual country, other than disclosed above, exceeded 10% of total revenues for any period presented.